Related parties - Transactions with key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-executive directors
Disclosure of transactions between related parties [line items]
Total remuneration	€ 1,015	€ 1,145	€ 1,591